CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, authorized (in shares)	1,950,000,000	1,950,000,000
Common shares, shares issued (in shares)	96,623,876	94,610,088
Common shares, shares outstanding (in shares)	96,623,876	94,610,088
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, shares authorized (in shares)	50,000,000	50,000,000
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, shares issued (in shares)	12,000	12,000
Preferred shares, shares outstanding (in shares)	12,000	12,000
Series D Preferred Stock [Member]
MEZZANINE EQUITY:
Preferred shares, dividend rate	5.00%	5.00%
Preferred shares, issued (in shares)	50,000	0
Preferred shares, outstanding (in shares)	50,000	0
Preferred shares, aggregate liquidation preference	$ 50,000,000	$ 0